UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Weitz Investment Management, Inc.
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments
December 31, 2014

Common Stocks - 82.8%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	9.7
Liberty Global plc - Series C (United Kingdom)*		1,545,000	74,638,950
DIRECTV*		257,895	22,359,497
Liberty Broadband Corp.*
Series C		240,000	11,956,800
Series C - Rights, expiration date 1/09/15		48,000	456,000

Broadcasting	5.8
Liberty Media Corp. - Series C*		960,000	33,628,800
Discovery Communications, Inc. - Class C*		950,000	32,034,000

Internet & Catalog Retail	4.5
Liberty Interactive Corp. - Series A*		1,725,000	50,749,500

Movies & Entertainment	3.3
Twenty-First Century Fox, Inc. - Class A		975,000	37,444,875

Advertising	1.8
Omnicom Group, Inc.		260,500	20,180,935
	25.1		283,449,357

Health Care
Pharmaceuticals	9.0
Valeant Pharmaceuticals International, Inc.*		510,000	72,986,100
Endo International plc*		400,000	28,848,000

Health Care Services	7.8
Express Scripts Holding Co.*		565,000	47,838,550
Catamaran Corp.*		525,000	27,168,750
Laboratory Corp. of America Holdings*		125,000	13,487,500
	16.8		190,328,900

Information Technology
IT Services	4.1
Accenture plc - Class A		200,000	17,862,000
Fidelity National Information Services, Inc.		250,000	15,550,000
MasterCard Inc. - Class A		150,000	12,924,000

Software	2.5
Oracle Corp.		635,000	28,555,950

Internet Software & Services	2.2
Google, Inc.*
Class A		23,000	12,205,180
Class C		23,000	12,107,200

Communications Equipment	2.1
Motorola Solutions, Inc.		360,400	24,175,632

Semiconductors & Semiconductor Equipment	1.5
Texas Instruments, Inc.		315,000	16,841,475
	12.4		140,221,437

Financials
Diversified Financial Services	5.5
Berkshire Hathaway, Inc. - Class B*		410,000	61,561,500

Insurance Brokers	2.6
Aon plc - Class A		315,000	29,871,450

	% of Net	Amount or
	Assets	Shares	$ Value
Diversified Banks	2.5
Wells Fargo & Co.		510,000	27,958,200
	10.6		119,391,150

Industrials
Aerospace & Defense	4.8
TransDigm Group, Inc.		150,000	29,452,500
Precision Castparts Corp.		100,000	24,088,000

Air Freight & Logistics	2.1
United Parcel Service, Inc. - Class B		215,000	23,901,550
	6.9		77,442,050

Energy
Oil & Gas Exploration & Production	6.9
Range Resources Corp.		820,000	43,829,000
Pioneer Natural Resources Co.		225,000	33,491,250
	6.9		77,320,250

Materials
Construction Materials	1.5
Martin Marietta Materials, Inc.		155,000	17,099,600

Industrial Gases	1.4
Praxair, Inc.		125,000	16,195,000
	2.9		33,294,600

Consumer Staples
Beverages	1.2
Diageo plc - Sponsored ADR (United Kingdom)		115,000	13,120,350
Total Common Stocks (Cost $586,553,703)			934,568,094

Cash Equivalents - 18.0%

U.S. Treasury Bills, 0.02% to 0.06%, 1/22/15 to 5/21/15(a)		177,000,000	176,989,521

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)		26,416,916	26,416,916
Total Cash Equivalents (Cost $203,399,503)			203,406,437
Total Investments in Securities (Cost $789,953,206)			1,137,974,531
Other Liabilities in Excess of Other Assets - (0.8%)			(9,662,734)
Net Assets - 100%			1,128,311,797
Net Asset Value Per Share - Investor Class			45.30
Net Asset Value Per Share - Institutional Class			45.34

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2014.

PARTNERS VALUE FUND

Schedule of Investments
December 31, 2014

Common Stocks - 80.4%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	7.3
Liberty Global plc - Series C (United Kingdom)*		1,205,000	58,213,550
Liberty Broadband Corp.*
Series A		165,000	8,264,850
Series C		225,000	11,209,500
Series C - Rights, expiration date 1/09/15		62,250	591,375

Broadcasting	6.2
Liberty Media Corp.*
Series A		415,000	14,637,050
Series C		855,000	29,950,650
Discovery Communications, Inc. - Class C*		660,000	22,255,200

Internet & Catalog Retail	3.3
Liberty Interactive Corp. - Series A*		1,200,000	35,304,000

Movies & Entertainment	3.1
Twenty-First Century Fox, Inc.
Class A		465,000	17,858,325
Class B		150,000	5,533,500
Live Nation Entertainment, Inc.*		400,000	10,444,000

Textiles, Apparel & Luxury Goods	2.5
Iconix Brand Group, Inc.*		800,000	27,032,000

Hotels, Restaurants & Leisure	2.1
Interval Leisure Group, Inc.		1,100,000	22,979,000

Auto Components	1.3
Allison Transmission Holdings, Inc.		423,099	14,343,056
	25.8		278,616,056

Financials
Diversified Financial Services	4.9
Berkshire Hathaway, Inc. - Class B*		350,000	52,552,500

Insurance Brokers	4.7
Aon plc - Class A		260,000	24,655,800
Willis Group Holdings Ltd. (United Kingdom)		325,000	14,563,250
Brown & Brown, Inc.		375,000	12,341,250

Mortgage REITs	3.1
Redwood Trust, Inc.		1,700,000	33,490,000

Diversified Banks	2.8
Wells Fargo & Co.		550,000	30,151,000
	15.5		167,753,800

Information Technology
Internet Software & Services	3.8
Google, Inc.*
Class A		20,000	10,613,200
Class C		26,600	14,002,240
XO Group, Inc.*		900,000	16,389,000

Semiconductors & Semiconductor Equipment	2.5
Texas Instruments, Inc.		500,000	26,732,500

Software	2.2
Oracle Corp.		525,000	23,609,250

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Communications Equipment	2.1
Motorola Solutions, Inc.		338,000	22,673,040

Electronic Equipment, Instruments & Components	1.8
FLIR Systems, Inc.		600,000	19,386,000

IT Services	1.4
Fidelity National Information Services, Inc.		250,000	15,550,000
	13.8		148,955,230

Health Care
Health Care Services	8.3
Express Scripts Holding Co.*		540,000	45,721,800
Laboratory Corp. of America Holdings*		225,000	24,277,500
Catamaran Corp.*		375,000	19,406,250

Pharmaceuticals	4.6
Valeant Pharmaceuticals International, Inc.*		350,000	50,088,500
	12.9		139,494,050

Energy
Oil & Gas Exploration & Production	4.7
Pioneer Natural Resources Co.		125,000	18,606,250
Range Resources Corp.		600,000	32,070,000
	4.7		50,676,250

Industrials
Aerospace & Defense	2.8
Precision Castparts Corp.		68,000	16,379,840
TransDigm Group, Inc.		70,000	13,744,500

Commercial Services & Supplies	1.2
The ADT Corp.		375,000	13,586,250
	4.0		43,710,590

Materials
Construction Materials	2.0
Martin Marietta Materials, Inc.		195,000	21,512,400

Consumer Staples
Personal Products	1.7
Avon Products, Inc.		2,000,000	18,780,000
Total Common Stocks (Cost $563,392,961)			869,498,376

Cash Equivalents - 19.9%

U.S. Treasury Bills, 0.03% to 0.06%, 1/22/15 to 5/21/15(a)		190,000,000	189,991,310

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)		25,723,533	25,723,533
Total Cash Equivalents (Cost $215,707,081)			215,714,843
Total Investments in Securities (Cost $779,100,042)			1,085,213,219
Other Liabilities in Excess of Other Assets - (0.3%)			(3,313,276)
Net Assets - 100%			1,081,899,943
Net Asset Value Per Share - Investor Class			33.94
Net Asset Value Per Share - Institutional Class			33.96

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2014.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
December 31, 2014

Common Stocks - 93.0%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	9.6
Liberty Global plc - Series C (United Kingdom)* (c)		1,500,000	72,465,000
Liberty Broadband Corp.*
Series A (c)		135,000	6,762,150
Series C (c)		500,000	24,910,000
Series C - Rights, expiration date 1/09/15		127,000	1,206,500

Broadcasting	8.9
Liberty Media Corp.* (c)
Series A		540,000	19,045,800
Series C		1,400,000	49,042,000
Discovery Communications, Inc. - Class C*		600,000	20,232,000
Cumulus Media, Inc. - Class A*		2,300,000	9,729,000

Internet & Catalog Retail	5.7
Liberty Interactive Corp. - Series A* (c)		1,325,000	38,981,500
Liberty Ventures - Series A* (c)		625,000	23,575,000

Movies & Entertainment	3.2
Live Nation Entertainment, Inc.*		1,360,000	35,509,600

Textiles, Apparel & Luxury Goods	2.9
Iconix Brand Group, Inc.*		950,000	32,100,500

Hotels, Restaurants & Leisure	2.2
Interval Leisure Group, Inc.		1,160,000	24,232,400

Advertising	1.5
National CineMedia, Inc.		1,100,000	15,807,000

Auto Components	0.6
Allison Transmission Holdings, Inc.		200,000	6,780,000
	34.6		380,378,450

Financials
Diversified Financial Services	7.8
Berkshire Hathaway, Inc. - Class B* (c)		570,000	85,585,500

Mortgage REITs	3.6
Redwood Trust, Inc.(c)		2,000,000	39,400,000

Diversified Banks	3.5
Wells Fargo & Co.(c)		700,000	38,374,000
	14.9		163,359,500

Health Care
Health Care Services	6.8
Laboratory Corp. of America Holdings* (c)		380,000	41,002,000
Express Scripts Holding Co.* (c)		400,000	33,868,000

Pharmaceuticals	6.7
Valeant Pharmaceuticals International, Inc.* (c)		400,000	57,244,000
Endo International plc* (c)		230,000	16,587,600
	13.5		148,701,600

Industrials
Aerospace & Defense	5.6
TransDigm Group, Inc.(c)		250,000	49,087,500
Precision Castparts Corp.(c)		50,000	12,044,000

Transportation Infrastructure	3.2
Wesco Aircraft Holdings, Inc.*		2,500,000	34,950,000

	% of Net
	Assets	Shares	$ Value
Commercial Services & Supplies	2.3
The ADT Corp.		700,000	25,361,000

Machinery	0.3
Intelligent Systems Corp. * # †		2,270,000	3,654,700
	11.4		125,097,200

Information Technology
Internet Software & Services	4.9
Google, Inc.* (c)
Class A		10,000	5,306,600
Class C		40,000	21,056,000
Angie's List, Inc.*		2,200,000	13,706,000
XO Group, Inc.*		730,000	13,293,300

Semiconductors & Semiconductor Equipment	2.4
Texas Instruments, Inc.(c)		500,000	26,732,500

Communications Equipment	1.2
Motorola Solutions, Inc.(c)		200,000	13,416,000

IT Services	1.0
MasterCard Inc. - Class A(c)		130,000	11,200,800
	9.5		104,711,200

Energy
Oil & Gas Exploration & Production	3.4
Range Resources Corp.(c)		350,000	18,707,500
Pioneer Natural Resources Co.		125,000	18,606,250

Oil & Gas Equipment & Services	1.1
Core Laboratories N.V. (Netherlands)		100,000	12,034,000
	4.5		49,347,750

Materials
Construction Materials	2.3
Martin Marietta Materials, Inc.(c)		230,000	25,373,600

Consumer Staples
Personal Products	2.3
Avon Products, Inc.(c)		2,700,000	25,353,000
Total Common Stocks (Cost $706,604,225)			1,022,322,300

	$ Principal
Cash Equivalents - 5.4%	Amount
	or Shares	$ Value
U.S. Treasury Bills, 0.05% to 0.06%, 4/23/15 to 6/25/15(a)	50,000,000	49,989,405

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)	9,247,488	9,247,488
Total Cash Equivalents (Cost $59,237,801)		59,236,893
Total Investments in Securities (Cost $765,842,026)		1,081,559,193
Due From Broker(c) - 25.5%		280,222,058
Securities Sold Short - (24.3%)		(266,929,200)
Other Assets Less Other Liabilities - 0.4%		4,884,253
Net Assets - 100%		1,099,736,304
Net Asset Value Per Share - Investor Class		16.42
Net Asset Value Per Share - Institutional Class		16.59

Securities Sold Short - (24.3%)

Ishares Russell 2000 Fund	600,000	(71,802,000)
Ishares Russell Midcap Fund	430,000	(71,827,200)
SPDR S&P 500 ETF Trust	600,000	(123,300,000)
Total Securities Sold Short (proceeds $223,609,260)		(266,929,200)

* Non-income producing
† Controlled affiliate
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2014.
(c) Fully or partially pledged as collateral on securities sold short.

RESEARCH FUND

Schedule of Investments
December 31, 2014

Common Stocks - 93.9%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	12.5
Liberty Global plc - Series C (United Kingdom)*		31,650	1,529,012
DIRECTV*		8,270	717,009
Comcast Corp. - Class A Special		6,500	374,172
Liberty Broadband Corp.*
Series C		6,262	311,973
Series C - Rights, expiration date 1/09/15		1,253	11,904

Advertising	5.5
National CineMedia, Inc.		66,131	950,302
Omnicom Group, Inc.		4,645	359,848

Internet & Catalog Retail	5.1
Liberty Interactive Corp. - Series A*		41,050	1,207,691

Movies & Entertainment	4.9
Twenty-First Century Fox, Inc. - Class A		20,540	788,839
The Walt Disney Co.		4,000	376,760

Broadcasting	3.7
Liberty Media Corp. - Series C*		25,050	877,502

Hotels, Restaurants & Leisure	2.3
Interval Leisure Group, Inc.		25,978	542,680

Auto Components	2.2
Allison Transmission Holdings, Inc.		15,000	508,500
	36.2		8,556,192

Information Technology
Internet Software & Services	13.6
Angie's List, Inc.*		227,862	1,419,580
XO Group, Inc.*		52,215	950,835
eBay Inc.*		9,500	533,140
Google, Inc.*
Class A		300	159,198
Class C		300	157,920

Software	3.3
Oracle Corp.		9,500	427,215
ACI Worldwide, Inc.*		18,000	363,060

Communications Equipment	1.7
Motorola Solutions, Inc.		6,000	402,480

IT Services	1.3
Accenture plc - Class A		3,300	294,723
	19.9		4,708,151

Health Care
Health Care Services	9.8
Catamaran Corp.*		28,090	1,453,658
Express Scripts Holding Co.*		10,299	872,016

Pharmaceuticals	4.4
Valeant Pharmaceuticals International, Inc.*		7,195	1,029,676
	14.2		3,355,350

	% of Net
Energy	Assets	Shares	$ Value
Oil & Gas Exploration & Production	6.6
Range Resources Corp.		20,768	1,110,050
Pioneer Natural Resources Co.		3,115	463,668

Oil & Gas Refining & Marketing	1.8
World Fuel Services Corp.		9,000	422,370
	8.4		1,996,088

Industrials
Commercial Services & Supplies	4.5
The ADT Corp.		29,000	1,050,670

Trading Companies & Distributors	1.8
MRC Global Inc.*		28,470	431,320
	6.3		1,481,990

Consumer Staples
Food Products	2.7
Post Holdings, Inc.*		15,000	628,350

Personal Products	2.3
Avon Products, Inc.		58,000	544,620
	5.0		1,172,970

Financials
Diversified Financial Services	2.4
Berkshire Hathaway, Inc. - Class B*		3,749	562,912

Insurance Brokers	1.5
Brown & Brown, Inc.		11,079	364,610
	3.9		927,522
Total Common Stocks (Cost $18,821,428)			22,198,263

Cash Equivalents - 6.7%

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(a)		1,575,696	1,575,696
Total Cash Equivalents (Cost $1,575,696)			1,575,696
Total Investments in Securities (Cost $20,397,124)			23,773,959
Other Liabilities in Excess of Other Assets - (0.6%)			(137,738)
Net Assets - 100%			23,636,221
Net Asset Value Per Share			11.82

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at December 31, 2014.

HICKORY FUND

Schedule of Investments
December 31, 2014

Common Stocks - 82.5%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Internet & Catalog Retail	5.8
Liberty Interactive Corp. - Series A*		625,000	18,387,500
Liberty Ventures - Series A*		198,856	7,500,848

Cable & Satellite	5.7
Liberty Global plc - Series C (United Kingdom)*		360,000	17,391,600
Liberty Broadband Corp.*
Series A		27,500	1,377,475
Series C		135,000	6,725,700
Series C - Rights, expiration date 1/09/15		16,500	156,750

Broadcasting	3.7
Liberty Media Corp.*
Series A		110,000	3,879,700
Series C		220,000	7,706,600
Cumulus Media, Inc. - Class A*		1,200,000	5,076,000

Hotels, Restaurants & Leisure	3.5
Interval Leisure Group, Inc.		750,000	15,667,500

Movies & Entertainment	3.1
Live Nation Entertainment, Inc.*		525,000	13,707,750

Advertising	3.1
National CineMedia, Inc.		950,000	13,651,500

Textiles, Apparel & Luxury Goods	3.0
Iconix Brand Group, Inc.*		400,000	13,516,000

Auto Components	1.8
Allison Transmission Holdings, Inc.		244,200	8,278,380

Diversified Consumer Services	1.7
Ascent Capital Group, Inc. - Class A*		140,000	7,410,200
	31.4		140,433,503

Industrials
Aerospace & Defense	4.4
TransDigm Group, Inc.		100,000	19,635,000

Commercial Services & Supplies	4.0
The ADT Corp.		500,000	18,115,000

Transportation Infrastructure	1.8
Wesco Aircraft Holdings, Inc.*		570,685	7,978,176
	10.2		45,728,176

Financials
Insurance Brokers	6.0
Brown & Brown, Inc.		520,000	17,113,200
Willis Group Holdings Ltd. (United Kingdom)		225,000	10,082,250

Mortgage REITs	4.0
Redwood Trust, Inc.		900,000	17,730,000
	10.0		44,925,450

Information Technology
Internet Software & Services	4.9
XO Group, Inc.*		800,000	14,568,000
Angie's List, Inc.*		1,200,000	7,476,000

Software	3.3
ACI Worldwide, Inc.*		725,000	14,623,250

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Electronic Equipment, Instruments & Components	1.1
FLIR Systems, Inc.		150,000	4,846,500
	9.3		41,513,750

Health Care
Health Care Services	5.7
Laboratory Corp. of America Holdings*		180,000	19,422,000
Catamaran Corp.*		115,000	5,951,250

Pharmaceuticals	3.3
Endo International plc*		130,000	9,375,600
Prestige Brands Holdings, Inc.*		160,000	5,555,200
	9.0		40,304,050

Energy
Oil & Gas Refining & Marketing	3.5
World Fuel Services Corp.		332,591	15,608,496

Oil & Gas Equipment & Services	1.1
Core Laboratories N.V. (Netherlands)		40,000	4,813,600

Oil & Gas Exploration & Production	1.0
Range Resources Corp.		85,000	4,543,250
	5.6		24,965,346

Consumer Staples
Personal Products	1.8
Avon Products, Inc.		851,994	8,000,224

Food Products	1.2
Post Holdings, Inc.*		130,000	5,445,700
	3.0		13,445,924

Materials
Construction Materials	2.9
Martin Marietta Materials, Inc.		120,000	13,238,400

Telecommunication Services
Diversified Telecommunication Services	1.1
LICT Corp.* #		1,005	5,035,050
Total Common Stocks (Cost $256,193,257)			369,589,649

Cash Equivalents - 17.0%

U.S. Treasury Bills, 0.05% to 0.06%, 01/22/15 to 5/21/15(a)		69,000,000	68,995,131

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)		6,873,134	6,873,134
Total Cash Equivalents (Cost $75,864,835)			75,868,265
Total Investments in Securities (Cost $332,058,092)			445,457,914
Other Assets Less Other Liabilities - 0.5%			2,402,533
Net Assets - 100%			447,860,447
Net Asset Value Per Share			56.95

* Non-income producing
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2014.

BALANCED FUND

Schedule of Investments
December 31, 2014

Common Stocks - 51.2%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Advertising	3.0
National CineMedia, Inc.		150,000	2,155,500
Omnicom Group, Inc.		22,500	1,743,075

Movies & Entertainment	2.9
Twenty-First Century Fox, Inc.
Class A		40,000	1,536,200
Class B		20,000	737,800
The Walt Disney Co.		15,000	1,412,850

Cable & Satellite	2.5
Liberty Global plc - Series C (United Kingdom)*		65,000	3,140,150

Broadcasting	2.4
Discovery Communications, Inc. - Class C*		90,000	3,034,800

Internet & Catalog Retail	2.3
Liberty Interactive Corp. - Series A*		100,000	2,942,000
	13.1		16,702,375

Information Technology
IT Services	2.9
Fidelity National Information Services, Inc.		30,000	1,866,000
Accenture plc - Class A		20,000	1,786,200

Internet Software & Services	1.6
Google, Inc. - Class C*		3,800	2,000,320

Software	1.4
Oracle Corp.		40,000	1,798,800

Electronic Equipment, Instruments & Components	1.4
FLIR Systems, Inc.		55,000	1,777,050

Semiconductors & Semiconductor Equipment	1.3
Texas Instruments, Inc.		32,500	1,737,612

Communications Equipment	1.3
Motorola Solutions, Inc.		25,000	1,677,000
	9.9		12,642,982

Financials
Insurance Brokers	4.7
Brown & Brown, Inc.		75,000	2,468,250
Aon plc - Class A		20,000	1,896,600
Willis Group Holdings Ltd. (United Kingdom)		37,500	1,680,375

Diversified Financial Services	2.3
Berkshire Hathaway, Inc. - Class B*		20,000	3,003,000

Mortgage REITs	2.2
Redwood Trust, Inc.		140,000	2,758,000
	9.2		11,806,225

Health Care
Health Care Services	5.8
Express Scripts Holding Co.*		32,500	2,751,775
Laboratory Corp. of America Holdings*		23,500	2,535,650
Catamaran Corp.*		40,000	2,070,000

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Pharmaceuticals	1.5
Valeant Pharmaceuticals International, Inc.*		13,500	1,931,985
	7.3		9,289,410

Energy
Oil & Gas Exploration & Production	2.8
Range Resources Corp.		35,500	1,897,475
Pioneer Natural Resources Co.		11,000	1,637,350

Oil & Gas Equipment & Services	1.1
U.S. Silica Holdings, Inc.		30,000	770,700
Core Laboratories N.V. (Netherlands)		6,000	722,040
	3.9		5,027,565

Industrials
Aerospace & Defense	1.5
Precision Castparts Corp.		8,000	1,927,040

Air Freight & Logistics	1.3
United Parcel Service, Inc. - Class B		15,000	1,667,550

Trading Companies & Distributors	0.7
MRC Global Inc.*		60,000	909,000
	3.5		4,503,590

Consumer Staples
Beverages	2.6
Diageo plc - Sponsored ADR (United Kingdom)		16,000	1,825,440
Anheuser-Busch InBev SA/NV - Sponsored ADR (Belgium)		13,000	1,460,160
	2.6		3,285,600

Materials
Construction Materials	1.7
Martin Marietta Materials, Inc.		20,000	2,206,400
Total Common Stocks (Cost $49,118,598)			65,464,147

Corporate Bonds - 6.8%

American Express Credit Corp. 1.75% 6/12/15		500,000	502,804

Berkshire Hathaway, Inc. (Finance Corp.)
0.95% 8/15/16		1,000,000	1,003,693
2.0% 8/15/18		500,000	506,086

Comcast Corp.
6.5% 1/15/15		300,000	300,690
4.95% 6/15/16		193,000	204,525

Markel Corp. 7.125% 9/30/19		881,000	1,046,743

Range Resources Corp. 6.75% 8/01/20		975,000	1,018,875

U.S. Bancorp 2.2% 11/15/16		750,000	765,675

U.S. Bank, N.A. 3.778% 4/29/20		1,500,000	1,513,582

Verizon Communications, Inc. 2.5% 9/15/16		857,000	876,367

Wells Fargo & Co. 1.25% 2/13/15		750,000	750,741

Wells Fargo Bank, N.A. 0.4421% 5/16/16 Floating Rate		250,000	249,399
Total Corporate Bonds (Cost $8,663,419)			8,739,180

Convertible Bonds - 0.8%	$ Principal
	Amount	$ Value
Redwood Trust, Inc. 5.625% 11/15/19(d) (Cost $995,089)	1,000,000	1,020,000

Asset-Backed Securities - 0.4%(c)

Cabela's Master Credit Card Trust (CABMT)
2011-2A CL A2 — 0.7608% 2019 Floating Rate
(1.4 years)(d) (Cost $500,000)	500,000	501,711

Commercial Mortgage-Backed Securities - 0.4%(c)

Oaktree Real Estate Investments/Sabal (ORES)
2014-LV3 CL A — 3.0% 2024 (0.4 years)(d)	328,151	328,152
Redwood Commercial Mortgage Corp. (RCMC)
2012-CRE1 CL A — 5.62346% 2044 (1.4 years)(d)	194,039	199,837
Total Commercial Mortgage-Backed Securities
(Cost $522,190)		527,989

Mortgage-Backed Securities - 3.5%(c)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 2025 (3.2 years)	194,581	209,255

Pass-Through Securities
J14649 — 3.5% 2026 (3.6 years)	235,532	249,071
E02948 — 3.5% 2026 (3.7 years)	402,894	426,939
J16663 — 3.5% 2026 (3.7 years)	236,627	250,243
		1,135,508

Federal National Mortgage Association
Collateralized Mortgage Obligations
2002-91 CL QG — 5.0% 2018 (1.2 years)	104,831	109,689
2003-9 CL DB — 5.0% 2018 (1.3 years)	111,521	116,742

Pass-Through Securities
MA0464 — 3.5% 2020 (2.0 years)	296,233	313,343
995755 — 4.5% 2024 (2.8 years)	47,430	51,247
AR8198 — 2.5% 2023 (2.9 years)	368,946	379,682
MA1502 — 2.5% 2023 (3.1 years)	316,205	325,393
AB1769 — 3.0% 2025 (3.6 years)	217,891	227,256
AB3902 — 3.0% 2026 (3.9 years)	375,758	391,696
AK3264 — 3.0% 2027 (3.9 years)	292,367	304,774
		2,219,822

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 2026 (4.0 years)	401,718	422,947

Non-Government Agency
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)
2014-5 CL A1 — 3.0% 2029 (3.6 years)(d)	484,442	499,716

Sequoia Mortgage Trust (SEMT)
2011-1 CL A1 — 4.125% 2041 (0.1 years)	28,850	29,267
2010-H1 CL A1 — 2.10599% 2040 Variable Rate (1.7 years)	58,683	57,819
2012-1 CL 1A1 — 2.865% 2042 (2.0 years)	141,739	142,567
		729,369
Total Mortgage-Backed Securities (Cost $4,372,969)		4,507,646

	$ Principal
U.S. Treasury Notes - 17.6%	Amount
	or Shares	$ Value
U.S. Treasury Notes
0.375% 3/15/15	3,000,000	3,002,109
0.375% 2/15/16	2,500,000	2,501,172
1.0% 9/30/16	2,000,000	2,014,844
0.875% 2/28/17	2,000,000	2,005,000
0.625% 5/31/17	2,000,000	1,988,750
0.625% 8/31/17	2,000,000	1,981,094
0.625% 11/30/17	3,000,000	2,961,798
0.75% 2/28/18	2,000,000	1,972,656
1.0% 5/31/18	2,000,000	1,980,782
1.5% 8/31/18	2,000,000	2,009,844
Total U.S. Treasury Notes (Cost $22,403,450)		22,418,049

Cash Equivalents - 19.5%

U.S. Treasury Bills, 0.02% to 0.06%, 1/22/15 to 5/21/15(a)	21,000,000	20,998,610

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)	3,888,930	3,888,930
Total Cash Equivalents (Cost $24,886,784)		24,887,540
Total Investments in Securities (Cost $111,462,499)		128,066,262
Other Liabilities in Excess of Other Assets - (0.2%)		(274,083)
Net Assets - 100%		127,792,179
Net Asset Value Per Share		13.88

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2014.
(c) Number of years indicated represents estimated average life.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

CORE PLUS INCOME FUND

Schedule of Investments
December 31, 2014

Corporate Bonds - 32.6%
	$ Principal
	Amount	$ Value
Access Midstream Partners LP 5.875% 4/15/21	150,000	157,125

ADT Corp. 2.25% 7/15/17	75,000	72,703

American Express Credit Corp. 2.25% 8/15/19	75,000	75,094

Berkshire Hathaway, Inc.
2.1% 8/14/19	250,000	251,850
3.0% 5/15/22 (Finance Corp.)	200,000	203,455

Boardwalk Pipelines LLC 5.75% 9/15/19	70,000	75,825

Boston Properties LP
5.875% 10/15/19	70,000	80,265
3.125% 9/01/23	115,000	112,501

Cinemark USA, Inc. 7.375% 6/15/21	210,000	224,700

Flint Hills Resources LLC (Petrologistics) 6.25% 4/01/20	95,000	102,838

Markel Corp.
7.125% 9/30/19	125,000	148,516
3.625% 3/30/23	75,000	75,562

Range Resources Corp. 6.75% 8/01/20	220,000	229,900

Rose Rock Midstream LP 5.625% 7/15/22	200,000	188,000

SemGroup Holdings LP 7.5% 6/15/21	155,000	155,775

U.S. Bank, N.A. 3.778% 4/29/20	225,000	227,037

Vornado Realty LP 2.5% 6/30/19	70,000	69,467
Total Corporate Bonds (Cost $2,471,765)		2,450,613

Convertible Bonds - 8.3%

Redwood Trust, Inc.
4.625% 4/15/18	475,000	469,656
5.625% 11/15/19(c)	150,000	153,000
Total Convertible Bonds (Cost $624,835)		622,656

Asset-Backed Securities - 6.4%(b)

California Republic Auto Receivables Trust (CRART)
2012-1 CL C — 3.0% 2020 (1.9 years)(c)	150,000	154,042

CarMax Auto Owner Trust (CARMX)
2011-2 CL C — 2.62% 2017 (1.5 years)	100,000	101,445

DT Auto Owner Trust (DTAOT)
2013-1A CL C — 2.73% 2019 (0.5 years)(c)	100,000	100,634

Flagship Credit Auto Trust (FCAT)
2013-2 CL A — 1.94% 2019 (0.5 years)(c)	69,324	69,785

Santander Drive Auto Receivables Trust (SDART)
2011-3 CL C — 3.09% 2017 (0.2 years)	58,904	59,268
Total Asset-Backed Securities (Cost $482,513)		485,174

Commercial Mortgage-Backed Securities - 5.0%(b)	$ Principal
	Amount
	or Shares	$ Value
Rialto Capital Management LLC (RIAL)
2014-LT6 CL A — 2.75% 2024 (0.4 years)(c)	112,520	112,560

VFC LLC (VFCP)
2014-2 CL A — 2.75% 2030 (0.6 years)(c)	264,631	264,708
Total Commercial Mortgage-Backed Securities (Cost $377,298)		377,268

Mortgage-Backed Securities - 4.7%(b)

Federal National Mortgage Association
Pass-Through Securities
932836 — 3.0% 2025 (3.7 years)	197,776	205,871

Non-Government Agency
Collateralized Mortgage Obligations
Oak Hills Advisors Residential Loan Trust (OHART)
2014-NPL2 CL A2 — 4.0% 2054 (2.8 years)(c)	150,000	146,019
Total Mortgage-Backed Securities (Cost $349,209)		351,890

U.S. Treasury Notes - 34.7%

U.S. Treasury Notes
0.75% 2/28/18	140,000	138,086
1.375% 6/30/18	210,000	210,426
1.625% 3/31/19	210,000	210,952
1.625% 6/30/19	325,000	325,838
1.625% 8/31/19	110,000	110,129
2.125% 8/31/20	210,000	213,741
2.125% 1/31/21	210,000	213,166
2.0% 5/31/21	210,000	211,066
2.25% 7/31/21	75,000	76,494
2.0% 2/15/22	210,000	210,541
2.0% 2/15/23	210,000	209,229
2.75% 11/15/23	210,000	221,091
2.5% 5/15/24	250,000	257,558
Total U.S. Treasury Notes (Cost $2,571,224)		2,608,317

Common Stocks - 2.0%

Monmouth Real Estate Investment Corp.	6,800	75,276
National CineMedia, Inc.	5,000	71,850
Total Common Stocks (Cost $139,801)		147,126

Cash Equivalents - 5.8%

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(a)	432,619	432,619
Total Cash Equivalents (Cost $432,619)		432,619
Total Investments in Securities (Cost $7,449,264)		7,475,663
Other Assets Less Other Liabilities - 0.5%		41,554
Net Assets - 100%		7,517,217
Net Asset Value Per Share - Investor Class		10.05
Net Asset Value Per Share - Institutional Class		10.05

(a) Rate presented represents the annualized 7-day yield at December 31, 2014.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments
December 31, 2014

Corporate Bonds - 36.3%
	$ Principal
	Amount	$ Value
ACI Worldwide, Inc. 6.375% 8/15/20(c)	250,000	262,188

ADT Corp. 2.25% 7/15/17	5,000,000	4,846,875

American Express Bank FSB 6.0% 9/13/17	2,500,000	2,788,655

American Express Co. 8.125% 5/20/19	1,000,000	1,238,204

American Express Credit Corp. 2.25% 8/15/19	11,042,000	11,055,803

Anheuser-Busch InBev SA/NV 4.125% 1/15/15 (Belgium)	6,000,000	6,005,640

Aon plc 3.5% 9/30/15	5,000,000	5,099,950

AutoZone, Inc. 5.75% 1/15/15	1,250,000	1,251,753

Bank of America Corp. 4.5% 4/01/15	10,000,000	10,094,560

Berkshire Hathaway, Inc.
2.1% 8/14/19	2,750,000	2,770,353
Finance Corp.
4.85% 1/15/15	1,500,000	1,501,743
0.95% 8/15/16	4,000,000	4,014,772
1.6% 5/15/17	10,000,000	10,091,320
5.4% 5/15/18	5,000,000	5,598,960
2.0% 8/15/18	2,500,000	2,530,430
2.9% 10/15/20	3,000,000	3,080,226
4.25% 1/15/21	1,000,000	1,100,907

Boardwalk Pipelines LLC 5.75% 9/15/19	11,008,000	11,924,064

Boston Properties LP 5.875% 10/15/19	13,180,000	15,112,649

Cinemark USA, Inc. 7.375% 6/15/21	4,632,000	4,956,240

Comcast Corp.
6.5% 1/15/15	2,081,000	2,085,788
4.95% 6/15/16	8,590,000	9,102,952
5.15% 3/01/20	3,000,000	3,401,451

DCP Midstream Operating LP 2.5% 12/01/17	2,000,000	1,999,092

Diageo Capital plc 4.85% 5/15/18 (United Kingdom)	3,941,000	4,298,725

eBay, Inc. 2.2% 8/01/19	3,000,000	2,972,706

Expedia, Inc. 7.456% 8/15/18	13,000,000	15,132,091

FiServ, Inc. 3.125% 10/01/15	1,000,000	1,017,409

Flint Hills Resources LLC (Petrologistics) 6.25% 4/1/20	14,905,000	16,134,662

Flir Systems, Inc. 3.75% 9/01/16	10,000,000	10,369,570

Ford Motor Credit Co. LLC 4.207% 4/15/16	10,000,000	10,353,680

General Electric Capital Corp.
2.375% 6/30/15	10,000,000	10,098,230
1.0% 9/23/15	11,992,000	12,046,911
2.25% 11/09/15	6,181,000	6,267,114

Goldman Sachs Group, Inc. 5.95% 1/18/18	4,000,000	4,446,988

	$ Principal
	Amount	$ Value
JP Morgan Chase & Co.
2.6% 1/15/16	15,000,000	15,260,955
0.6211% 11/21/16 (Bear Stearns) Floating Rate	15,000,000	14,970,345
6.3% 4/23/19	2,500,000	2,905,605

JP Morgan Chase Bank, N.A. 6.0% 7/05/17	5,000,000	5,512,380

Laboratory Corp. of America Holdings 3.125% 5/15/16	1,250,000	1,283,252

Marathon Petroleum Corp. 3.5% 3/01/16	1,000,000	1,025,034

Markel Corp.
7.125% 9/30/19	11,859,000	14,090,034
5.35% 6/01/21	10,000,000	11,236,220
4.9% 7/01/22	2,000,000	2,199,740

McKesson Corp. 1.4% 3/15/18	8,815,000	8,712,825

MetLife Global Funding I
2.0% 1/09/15(c)	10,000,000	10,001,660
3.125% 1/11/16(c)	2,000,000	2,052,610
1.3% 4/10/17(c)	1,000,000	998,890
1.875% 6/22/18(c)	1,000,000	996,375

Mohawk Industries, Inc. 6.125% 1/15/16	20,149,000	21,105,795

Omnicom Group, Inc.
5.9% 4/15/16	7,000,000	7,410,557
6.25% 7/15/19	6,181,000	7,172,253

Outerwall, Inc. 6.0% 3/15/19	200,000	198,000

Penske Truck Leasing
2.5% 3/15/16(c)	9,945,000	10,084,827
3.75% 5/11/17(c)	5,000,000	5,228,485

Range Resources Corp. 6.75% 8/01/20	18,167,000	18,984,515

Republic Services, Inc. (Allied Waste) 3.8% 5/15/18	5,000,000	5,294,205

Safeway, Inc. 3.4% 12/01/16	1,752,000	1,780,682

SemGroup Holdings LP 7.5% 6/15/21	1,000,000	1,005,000

Shale-Inland Holdings LLC 8.75% 11/15/19(c)	2,000,000	2,030,000

Time Warner, Inc. 3.15% 7/15/15	500,000	507,054

U.S. Bancorp 2.2% 11/15/16	4,250,000	4,338,825

U.S. Bank, N.A. 3.778% 4/29/20	25,829,000	26,062,882

Verizon Communications, Inc.
2.5% 9/15/16	7,370,000	7,536,555
1.35% 6/09/17	1,000,000	995,965
3.65% 9/14/18	2,000,000	2,114,550

Vornado Realty LP
4.25% 4/1/15	14,315,000	14,315,000
2.5% 6/30/19	7,280,000	7,224,541

	$ Principal
	Amount	$ Value
Vulcan Materials Co.
6.5% 12/01/16	737,000	788,590
6.4% 11/30/17	8,000,000	8,600,000

Washington Post Co. 7.25% 2/01/19	8,500,000	9,585,756

Wells Fargo & Co.
1.25% 2/13/15	27,339,000	27,366,011
0.5106% 6/15/17 (Wachovia Bank) Floating Rate	5,000,000	4,992,360

Wells Fargo Bank, N.A. 4.875% 2/01/15 (Wachovia Bank)	6,070,000	6,088,938

Willis North America, Inc. 6.2% 3/28/17	14,477,000	15,667,429

WM Wrigley Jr. Co. 1.4% 10/21/16(c)	500,000	500,625

Yum! Brands, Inc. 4.25% 9/15/15	1,000,000	1,023,500
Total Corporate Bonds (Cost $510,594,718)		524,301,486

Convertible Bonds - 3.3%

Redwood Trust, Inc.
4.625% 4/15/18	32,350,000	31,986,062
5.625% 11/15/19(c)	14,850,000	15,147,000
Total Convertible Bonds (Cost $47,120,596)		47,133,062

Asset-Backed Securities - 2.4%(b)

Americredit Automobile Receivables Trust (AMCAR)
2013-5 CL A2A — 0.65% 2017 (0.3 years)	1,822,167	1,822,746

Cabela's Master Credit Card Trust (CABMT)
2011-2A CL A2 — 0.7608% 2019 Floating Rate (1.4 years)(c)	4,500,000	4,515,395
2012-2A CL A2 — 0.6408% 2020 Floating Rate (2.4 years)(c)	6,000,000	6,043,224

CPS Auto Receivables Trust (CPS)
2013-A CL A — 1.31% 2020 (1.6 years)(c)	2,352,355	2,341,645

Flagship Credit Auto Trust (FCAT)
2013-2 CL A — 1.94% 2019 (0.5 years)(c)	2,842,295	2,861,173

Prestige Auto Receivables Trust (PART)
2013-1A CL A2 — 1.09% 2018 (0.3 years)(c)	1,441,771	1,443,728
2014-1A CL A2 — 0.97% 2018 (0.7 years)(c)	3,043,629	3,044,586

Santander Drive Auto Receivables Trust (SDART)
2010-3 CL C — 3.06% 2017 (0.1 years)	3,961,625	4,003,391
2012-4 CL C — 2.94% 2017 (0.9 years)	8,000,000	8,110,784
Total Asset-Backed Securities (Cost $34,008,724)		34,186,672

Commercial Mortgage-Backed Securities - 4.1%(b)

NLY Commercial Mortgage Trust (NLY)
2014-FL1 CL B — 1.9108% 2030 Floating Rate (1.4 years)(c)	6,500,000	6,521,148

Oaktree Real Estate Investments/Sabal (ORES)
2013-LV2 CL A — 3.081% 2025 (0.2 years)(c)	3,329,353	3,329,353
2014-LV3 CL A — 3.0% 2024 (0.4 years)(c)	16,735,686	16,735,770

Redwood Commercial Mortgage Corp. (RCMC)
2012-CRE1 CL A — 5.62346% 2044 (1.4 years)(c)	6,959,203	7,167,137

Rialto Capital Management, LLC (RIAL)
2014-LT6 CL A — 2.75% 2024 (0.4 years)(c)	4,145,019	4,146,478

	$ Principal
	Amount	$ Value
TPG Opportunities Partners, L.P. (TOPRE)
2013-LTR1 CL A — 3.47% 2028 (0.5 years)(c)	3,678,279	3,682,814
2013-LTR1 CL B — 4.25% 2028 (0.5 years)(c)	6,392,951	6,360,945

VFC LLC (VFCP)
2014-2 CL B — 5.5% 2030 (0.4 years)(c)	3,000,000	3,000,666
2014-2 CL A — 2.75% 2030 (0.6 years)(c)	7,674,292	7,676,533
Total Commercial Mortgage-Backed Securities (Cost $58,409,387)		58,620,844

Mortgage-Backed Securities - 27.7%(b)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
2864 CL PE — 5.0% 2033 (0.0 years)	291,604	291,661
3229 CL HB — 5.0% 2025 (0.1 years)	37,306	37,410
3556 CL MA — 5.0% 2037 (0.1 years)	41,719	41,740
2937 CL HJ — 5.0% 2019 (0.2 years)	111,096	111,714
2760 CL PD — 5.0% 2032 (0.2 years)	463,945	468,550
3840 CL KA — 5.0% 2029 (0.3 years)	687,198	690,488
2780 CL TE — 5.0% 2033 (0.3 years)	817,153	821,840
3562 CL KA — 4.0% 2022 (0.4 years)	577,273	583,202
2574 CL JM — 5.0% 2022 (0.5 years)	83,141	84,343
3170 CL EA — 4.5% 2020 (0.6 years)	296,090	301,487
3544 CL KA — 4.5% 2023 (0.6 years)	387,068	394,647
3815 CL AD — 4.0% 2025 (1.7 years)	928,383	965,372
3844 CL AG — 4.0% 2025 (1.8 years)	2,932,891	3,058,323
2952 CL PA — 5.0% 2035 (2.9 years)	1,439,739	1,541,324
4281 CL AG — 2.5% 2028 (3.1 years)	3,784,435	3,842,321
3649 CL BW — 4.0% 2025 (3.2 years)	5,000,743	5,377,859
3620 CL PA — 4.5% 2039 (3.2 years)	3,424,439	3,653,195
3003 CL LD — 5.0% 2034 (3.4 years)	3,318,651	3,614,926
3842 CL PH — 4.0% 2041 (3.6 years)	3,054,105	3,248,456
4107 CL LA — 2.5% 2031 (9.5 years)	6,957,731	6,519,791
4107 CL LW — 1.75% 2027 (11.2 years)	3,920,610	3,544,539
		39,193,188
Pass-Through Securities
EO1386 — 5.0% 2018 (1.3 years)	41,122	43,220
G18190 — 5.5% 2022 (2.5 years)	61,274	66,930
G13300 — 4.5% 2023 (2.6 years)	371,286	399,210
G18296 — 4.5% 2024 (2.8 years)	914,154	983,066
G18306 — 4.5% 2024 (2.8 years)	1,942,313	2,097,927
G13517 — 4.0% 2024 (3.0 years)	1,345,355	1,431,976
G18308 — 4.0% 2024 (3.0 years)	1,926,264	2,051,151
J13949 — 3.5% 2025 (3.5 years)	8,330,597	8,870,456
E02804 — 3.0% 2025 (3.6 years)	5,380,564	5,593,095
J14649 — 3.5% 2026 (3.6 years)	6,493,949	6,867,251
E02948 — 3.5% 2026 (3.7 years)	15,712,907	16,650,662
G01818 — 5.0% 2035 (3.7 years)	4,005,007	4,434,434
J16663 — 3.5% 2026 (3.7 years)	14,208,897	15,026,501
E03033 — 3.0% 2027 (3.9 years)	7,902,594	8,225,787
E03048 — 3.0% 2027 (3.9 years)	14,827,052	15,433,355
		88,175,021
Structured Agency Credit Risk Debt Notes
2013-DN1 CL M1 — 3.5695% 2023 Floating Rate (1.8 years)	4,459,543	4,618,954

Interest Only Securities
3974 CL AI — 3.0% 2021 (1.8 years)	10,022,763	445,341
		132,432,504
Federal National Mortgage Association
Collateralized Mortgage Obligations
2004-78 CL AB — 5.0% 2032 (0.2 years)	299,460	300,080
2009-44 CL A — 4.5% 2023 (0.8 years)	222,450	227,406
2003-86 CL KT — 4.5% 2018 (1.0 years)	214,885	223,463
2003-9 CL DB — 5.0% 2018 (1.3 years)	223,041	233,483
2011-19 CL KA — 4.0% 2025 (1.5 years)	2,956,458	3,079,068

	$ Principal
	Amount	$ Value
2010-145 CL PA — 4.0% 2024 (2.4 years)	1,897,162	2,006,055
2010-54 CL WA — 3.75% 2025 (2.7 years)	2,559,576	2,694,241
		8,763,796
Pass-Through Securities
256982 — 6.0% 2017 (1.1 years)	121,829	127,938
357414 — 4.0% 2018 (1.4 years)	487,185	516,257
251787 — 6.5% 2018 (1.4 years)	5,316	6,056
254907 — 5.0% 2018 (1.4 years)	156,888	165,407
MA0464 — 3.5% 2020 (2.0 years)	4,671,363	4,941,180
357985 — 4.5% 2020 (2.0 years)	176,363	186,596
888595 — 5.0% 2022 (2.2 years)	363,276	394,008
888439 — 5.5% 2022 (2.4 years)	330,183	363,002
AD0629 — 5.0% 2024 (2.4 years)	1,244,661	1,352,627
AL0471 — 5.5% 2025 (2.4 years)	6,201,028	6,791,557
995960 — 5.0% 2023 (2.5 years)	1,072,865	1,166,814
995693 — 4.5% 2024 (2.6 years)	1,904,746	2,049,076
AE0031 — 5.0% 2025 (2.7 years)	1,788,694	1,953,102
995692 — 4.5% 2024 (2.8 years)	1,580,611	1,700,511
930667 — 4.5% 2024 (2.8 years)	1,466,196	1,584,178
995755 — 4.5% 2024 (2.8 years)	2,324,051	2,511,110
890112 — 4.0% 2024 (2.9 years)	1,280,977	1,360,659
MA0043 — 4.0% 2024 (2.9 years)	1,071,458	1,138,023
AA4315 — 4.0% 2024 (2.9 years)	2,513,700	2,678,134
AR8198 — 2.5% 2023 (2.9 years)	10,808,337	11,122,837
AA5510 — 4.0% 2024 (2.9 years)	567,537	604,795
931739 — 4.0% 2024 (3.0 years)	639,749	681,846
MA1502 — 2.5% 2023 (3.1 years)	9,169,937	9,436,394
AD7073 — 4.0% 2025 (3.3 years)	2,049,150	2,190,086
555531 — 5.5% 2033 (3.4 years)	6,844,906	7,716,633
995112 — 5.5% 2036 (3.5 years)	3,029,911	3,405,679
725232 — 5.0% 2034 (3.5 years)	595,688	659,992
AH3429 — 3.5% 2026 (3.6 years)	28,154,093	29,942,601
AB1769 — 3.0% 2025 (3.6 years)	5,011,504	5,226,881
AB2251 — 3.0% 2026 (3.7 years)	5,607,697	5,850,361
AB3902 — 3.0% 2026 (3.9 years)	3,838,453	4,001,273
AK3264 — 3.0% 2027 (3.9 years)	9,531,150	9,935,638
AB4482 — 3.0% 2027 (4.0 years)	8,737,951	9,108,766
MA0587 — 4.0% 2030 (4.3 years)	9,745,927	10,501,584
		141,371,601
		150,135,397

Government National Mortgage Association
Interest Only Securities
2009-31 CL PI — 4.5% 2037 (1.3 years)	3,313,280	159,576
2012-61 CL BI — 4.5% 2038 (1.9 years)	1,058,498	68,252
2010-66 CL IO — 0.61051% 2052 Floating Rate (5.2 years)	32,883,855	851,248
		1,079,076
Pass-Through Securities
G2 5255 — 3.0% 2026 (4.0 years)	18,192,108	19,153,484
		20,232,560

Non-Government Agency
Collateralized Mortgage Obligations
Bayview Opportunity Master Fund IIa Trust (BOMFT)
2014-18NPL CL A — 3.2282% 2034 (2.0 years)(c)	9,086,863	9,133,624

Citigroup Mortgage Loan Trust, Inc. (CMLTI)
2014-A CL A — 4.0% 2035 (2.7 years)(c)	5,085,031	5,320,448

J.P. Morgan Mortgage Trust (JPMMT)
2014-2 CL 2A2 — 3.5% 2029 (3.5 years)(c)	8,450,252	8,752,725
2014-5 CL A1 — 3.0% 2029 (3.6 years)(c)	14,048,824	14,491,755

Oak Hill Advisors Residential Loan Trust (OHART)
2014-NPL1 CL A — 2.8828% 2054 (1.2 years)(c)	5,691,555	5,712,004
2014-NPL2 CL A1 — 3.3517% 2054 (1.5 years)(c)	7,964,901	7,984,423

	$ Principal
	Amount
	or Shares	$ Value
Selene Non-Performing Loans LLC (SNPL)
2014-1A CL A — 2.9814% 2054 (2.0 years)(c)	1,978,197	1,965,776

Sequoia Mortgage Trust (SEMT)
2011-1 CL A1 — 4.125% 2041 (0.1 years)	795,444	806,926
2012-2 CL A2 — 3.5% 2042 (1.2 years)	3,224,044	3,285,225
2010-H1 CL A1 — 2.10599% 2040 Variable Rate (1.7 years)	793,366	781,691
2012-1 CL 1A1 — 2.865% 2042 (2.0 years)	4,393,905	4,419,582
2012-4 CL A1 — 3.5% 2042 (5.0 years)	7,926,925	8,081,052
2013-4 CL A3 — 1.55% 2043 (6.1 years)	13,107,117	12,326,353

Stanwich Mortgage Loan Co. (STWH)
2013-NPL1 CL A — 2.9814% 2043 (0.3 years)(c)	2,054,964	2,044,689
2013-NPL2 CL A — 3.2282% 2059 (1.4 years)(c)	5,494,672	5,425,989

Vericrest Opportunity Loan Trust (VOLT)
2014-NPL4 CL A1 — 3.125% 2054 (1.4 years)(c)	7,094,114	7,070,561

Washington Mutual, Inc. (WAMU)
2003-S7 CL A1 — 4.5% 2018 (0.1 years)	70,273	71,126
		97,673,949
Total Mortgage-Backed Securities (Cost $393,455,667)		400,474,410

Taxable Municipal Bonds - 0.3%

Los Angeles, California Cmty Dev 6.0% 9/01/15	1,220,000	1,260,138

Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17	815,000	872,767
4.788% 6/01/18	1,000,000	1,091,690

Iowa State University Revenue 5.8% 7/01/22	1,335,000	1,429,638
Total Taxable Municipal Bonds (Cost $4,373,920)		4,654,233

U.S. Treasury And Government Agency - 21.5%

U.S. Treasury
U.S. Treasury Notes
0.25% 12/31/15	25,000,000	24,998,050
0.375% 1/15/16	40,000,000	40,028,120
0.375% 2/15/16	55,000,000	55,025,795
0.875% 11/30/16	20,000,000	20,089,060
0.875% 1/31/17	25,000,000	25,074,225
0.75% 6/30/17	20,000,000	19,926,560
0.875% 1/31/18	20,000,000	19,840,620
1.375% 6/30/18	25,000,000	25,050,775
1.25% 1/31/19	15,000,000	14,857,035
1.625% 6/30/19	10,000,000	10,025,780
2.125% 8/31/20	15,000,000	15,267,180
2.0% 11/30/20	20,000,000	20,176,560
		290,359,760
Government Agency
Federal Home Loan Bank
1.625% 4/28/17	20,000,000	20,087,200
Total U.S. Treasury and Government Agency (Cost $309,346,283)		310,446,960

Common Stocks - 2.1%

Redwood Trust, Inc.	1,134,100	22,341,770
National CineMedia, Inc.	595,000	8,550,150
Total Common Stocks (Cost $22,308,518)		30,891,920

Cash Equivalents - 1.7%
	Shares	$ Value
Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(a)	25,031,538	25,031,538
Total Cash Equivalents (Cost $25,031,538)		25,031,538
Total Investments in Securities (Cost $1,404,649,351)		1,435,741,125
Other Assets Less Other Liabilities — 0.6%		8,839,327
Net Assets - 100%		1,444,580,452
Net Asset Value Per Share - Investor Class		12.44
Net Asset Value Per Share - Institutional Class		12.46

(a) Rate presented represents the annualized 7-day yield at December 31, 2014.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
December 31, 2014

Municipal Bonds - 95.0%
	% of Net	$ Principal
	Assets	Amount	$ Value
Arizona	1.4
Maricopa County, General Obligation, Peoria Unified
School District No. 11, Series 2006, 5.0% 7/01/24		950,000	1,013,099

Florida	5.1
Greater Orlando, Aviation Authority, Revenue,
Series 2009A, AMT, 6.0%, 10/01/16		1,000,000	1,094,220

JEA, Electric System Revenue, Series
Three 2009B, 5.0%, 10/01/28		300,000	301,041

Miami, Dade County, Aviation Revenue,
Series 2010A, 4.25%, 10/01/18		1,000,000	1,107,990

Orlando Utilities Commission, Utility System Revenue,
Refunding, Series 2006, 5.0%, 10/01/17		1,000,000	1,081,550
			3,584,801
Illinois	0.6
Cook, Kane, Lake and McHenry Counties and State of Illinois,
General Obligation, Community College District No. 512,
Series 2009A, 5.0%, 12/01/23		100,000	113,468
	Memphis, General Obligation, General Improvement,
Illinois Finance Authority, Revenue, Series 2009A,
Northwestern Memorial Hospital, 5.0%, 8/15/17		245,000	271,347
			384,815
Iowa	0.9
Cedar Rapids Community School District, Infrastructure Sales,
Services and Use Tax Revenue, Series 2011 4.0%, 7/01/20		600,000	633,492

Nebraska	79.9
Adams County, Hospital Authority #1, Revenue, Mary
Lanning Memorial Hospital Project, Radian Insured
4.25%, 12/15/16		250,000	263,785
4.4%, 12/15/17		250,000	268,847

Bellevue, Development Revenue, Bellevue University
Project, Series 2010A, 2.75%, 12/01/15		1,000,000	1,002,640

Cornhusker Public Power District, Electric System Revenue, Refunding
Series 2010, 2.4%, 7/01/17		400,000	403,604
Series 2014, 2.25%, 7/01/22		260,000	263,146

Dawson Public Power District, Electric Revenue, Series 2010B
2.25%, 12/15/17		125,000	126,639
2.75%, 12/15/19		100,000	101,247

Douglas County, Educational Facility Revenue,
Creighton University Project, Refunding, Series 2010A
5.0%, 7/01/16		430,000	453,095
5.6%, 7/01/25		400,000	465,948

Douglas County, General Obligation, Elkhorn Public
School District #10, Series 2010B, 3.0%, 6/15/16		525,000	526,123

Douglas County, General Obligation, Refunding,
Series 2011B, 3.0%, 12/15/19		1,155,000	1,200,415

Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured, 5.125% 9/01/17		160,000	160,245

	$ Principal
	Amount	$ Value
Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008, 4.75%, 9/01/28	500,000	531,580
Nebraska Medical Center Project, Series 2003,
5.0%, 11/15/15	295,000	306,558
Refunding, Children's Hospital Obligated Group, Series 2008B
4.5%, 8/15/15	230,000	235,584
5.25%, 8/15/20	1,000,000	1,093,830
5.5%, 8/15/21	815,000	888,594
5.5%, 8/15/21, Pre-Refunded 8/15/17 @ 100	615,000	691,789

Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System, 5.5%, 11/01/18	330,000	349,285

Douglas County, Zoo Facility Revenue, Refunding,
Omaha's Henry Doorly Zoo Project
4.2%, 9/01/16	600,000	605,196
4.75%, 9/01/17	200,000	201,776

Fremont, Combined Utility Revenue, Series 2014B,
3.0%, 7/15/21	370,000	392,921

Hastings, Combined Utility Revenue, Refunding, Series 2012
2.0%, 10/15/16	320,000	327,878
2.0%, 10/15/17	430,000	442,160

La Vista, General Obligation, Refunding, Series 2009
2.5%, 11/15/15	415,000	415,759
3.0%, 11/15/17	640,000	641,043

Lancaster County, Hospital Authority #1, Revenue,
Refunding, Bryan LGH Medical Center
Series 2006, 4.0%, 6/01/19	300,000	309,429
Series 2008A, 5.0%, 6/01/16	500,000	526,045
Series 2008A, 5.0%, 6/01/17	500,000	539,535

Lincoln, Airport Authority, Revenue,
Tax-Exempt 2014 Series C
2.0%, 7/01/17	185,000	189,742
2.0%, 7/01/18	185,000	189,801
2.0%, 7/01/19	190,000	193,536
2.0%, 7/01/21	195,000	194,413

Lincoln, Certificates of Participation, Series 2010A,
2.4%, 3/15/17	395,000	399,720

Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	661,893
2.5%, 4/01/21	925,000	940,586

Lincoln, Electric System Revenue, Refunding
Series 2007B, 5.0%, 9/01/18	1,000,000	1,076,090
Series 2012, 5.0%, 9/01/21	1,000,000	1,199,680

Lincoln, General Obligation, Highway Allocation Fund,
4.0%, 5/15/23	1,000,000	1,058,810

Lincoln, Parking Revenue, Refunding, Series 2011,
3.25%, 8/15/18	440,000	471,799

Lincoln, Sanitary Sewer Revenue, Refunding, Series 2012,
1.5%, 6/15/17	440,000	447,797

	$ Principal
	Amount	$ Value
Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding
2009 Series A, BHAC Insured, 5.0%, 4/01/20	500,000	568,855
2012 Series A, 5.0%, 4/01/18	100,000	112,178
2013 Series A, 4.0%, 4/01/17	250,000	268,035

Nebraska Investment Financial Authority, Revenue, Drinking Water
State Revolving Fund, Series 2010A, 4.0%, 7/01/25	750,000	798,142

Nebraska Investment Financial Authority, Homeownership
Revenue, 2011 Series A, 2.4%, 9/01/17	420,000	433,705

Nebraska Public Power District, Revenue
2005 Series A, 5.0%, 1/01/18	200,000	204,836
2005 Series B-2, 5.0%, 1/01/16	1,000,000	1,000,000
2007 Series B, 5.0%, 1/01/20	395,000	436,424
2007 Series B, 5.0%, 1/01/21	1,750,000	1,931,475
2008 Series B, 5.0%, 1/01/19	250,000	280,510
2010 Series C, 4.25%, 1/01/17	500,000	535,190
2011 Series A, 4.0%, 1/01/15	250,000	250,000
2012 Series A, 4.0%, 1/01/21	500,000	559,575
2012 Series A, 5.0%, 1/01/21	500,000	587,815
2012 Series B, 3.0%, 1/01/24	1,000,000	1,041,960
2012 Series C, 5.0%, 1/01/19	500,000	561,020

Nebraska State Colleges Facility Corp., Deferred
Maintenance Revenue, MBIA Insured
4.25%, 7/15/15	405,000	413,485
5.0%, 7/15/16	200,000	213,082
4.0%, 7/15/17	200,000	209,082

Ogallala, General Obligation, Street Improvement Bond,
Series 2014, 0.45%, 11/15/15	250,000	250,007

Omaha Convention Hotel Corp., Revenue, Convention
Center Hotel, First Tier, Refunding, Series 2007, AMBAC
Insured, 5.0%, 2/01/20	600,000	647,538

Omaha, General Obligation, Refunding, Series 2008
5.0%, 6/01/20	350,000	397,534
5.25%, 10/15/19	250,000	289,083

Omaha, Public Facilities Corp., Lease Revenue
Omaha Baseball Stadium Project
Series 2009, 5.0%, 6/01/23	770,000	882,851
Series 2010, 4.125%, 6/01/29	650,000	690,638
Rosenblatt Stadium Project, Series C
3.9%, 10/15/17	235,000	249,375
3.95%, 10/15/18	240,000	254,894

Omaha Public Power District
Electric System Revenue
2007 Series A, 4.1%, 2/01/19	1,000,000	1,071,990
2012 Series A, 5.0%, 2/01/24	2,000,000	2,388,920
2015 Series B, 5.0%, 2/01/18	1,500,000	1,682,820
Electric System Subordinated Revenue,
2006 Series B, FGIC Insured, 4.75%, 2/01/36	1,000,000	1,048,110

Omaha, Sanitary Sewerage System Revenue, Series 2014
5.0%, 11/15/17	500,000	559,130
5.0%, 11/15/22	200,000	243,418

Papillion-La Vista, General Obligation, Sarpy County
School District #27
Refunding, Series 2009A, 3.15%, 12/01/17	930,000	958,207
Series 2009, 5.0%, 12/01/28	500,000	559,215

	% of Net	$ Principal
	Assets	Amount	$ Value
Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement
Series 2013
3.0%, 12/15/16		400,000	418,252
3.0%, 12/15/17		385,000	408,281
3.0%, 12/15/18		500,000	527,735
Series 2013B, 5.0%, 12/15/19		400,000	448,768

Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A
AGC-ICC AMBAC Insured, 5.0%, 1/01/19		1,260,000	1,354,336
AMBAC Insured, 5.0%, 1/01/18		750,000	801,990
AMBAC Insured, 5.0%, 1/01/26(b)		800,000	855,952

Sarpy County, Recovery Zone Facility Certificates of
Participation, Series 2010
2.35%, 12/15/18		155,000	161,474
2.6%, 12/15/19		135,000	141,800

Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured, 4.625%, 9/15/21		1,000,000	1,047,210

University of Nebraska, Facilities Corp.
Deferred Maintenance Revenue,
Series 2006, 5.0%, 7/15/18		830,000	888,183
Financing Agreement Revenue, UNMC Eye Institute,
Series 2011, 2.0%, 3/01/15		525,000	526,643
Lease Rental Revenue, NCTA Education Center/Student
	Housing Project, Series 2011, 3.75% 6/15/19	285,000	312,802

University of Nebraska, University Revenue
Kearney Student Fees and Facilities, Series 2006
4.75%, 7/01/25		330,000	343,669
Lincoln Parking Project, Refunding
Series 2005
4.0%, 6/01/17		1,070,000	1,085,312
4.5%, 6/01/20		500,000	508,335
Series 2013, 2.0%, 6/01/16		310,000	317,251
Omaha Health & Recreation Project
4.05%, 5/15/19		390,000	424,847
5.0%, 5/15/33		700,000	767,921
Omaha Student Facilities Project, Series 2007
4.5%, 5/15/15		310,000	315,047
5.0%, 5/15/27		800,000	870,712
			55,864,182
North Dakota	1.2
Grand Forks, Sales Tax Revenue, Refunding, Series 2005A,
5.0%, 12/15/21(b)		795,000	829,869

Puerto Rico	1.4
Electric Power Authority Revenue, Series RR, FSA Insured,
5.0%, 7/01/20		1,000,000	1,003,620

Tennessee	1.1
Memphis, General Obligation, General Improvement,
Series 2006A, 5.0%, 11/01/19		720,000	748,901

Texas	2.0
Harris County, Tax and Subordinate Lien Revenue,
Refunding, Series 2009C, 5.0%, 8/15/23		110,000	127,031

San Antonio, General Obligation, Refunding, Series 2010,
5.0%, 2/01/19		1,195,000	1,255,240
			1,382,271
Virginia	1.4
Chesterfield County, General Obligation, Refunding,
Series 2005B, 5.0%, 1/01/17		975,000	978,842
Total Municipal Bonds (Cost $64,193,886)			66,423,892

Cash Equivalents - 6.6%
	Shares	$ Value
Wells Fargo Advantage Tax-Free Money Market
Fund - Institutional Class 0.01%(a)	4,640,420	4,640,420
Total Cash Equivalents (Cost $4,640,420)		4,640,420
Total Investments in Securities (Cost $68,834,306)		71,064,312
Other Liabilities in Excess of Other Assets - (1.6%)		(1,137,233)
Net Assets - 100%		69,927,079
Net Asset Value Per Share		10.20

(a) Rate presented represents the annualized 7-day yield at December 31, 2014.
(b) Securities designated to cover a forward purchase commitment.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments
December 31, 2014

U.S. Treasury - 85.6%†
	$ Principal
	Amount
	or Shares	$ Value
U.S. Treasury Bills
0.02% 1/22/15	25,000,000	24,999,737
0.02% 2/26/15	40,000,000	39,998,569
0.03% 4/02/15	15,000,000	14,998,844
0.03% 4/23/15	15,000,000	14,998,833
Total U.S. Treasury		94,995,983

Money Market Funds - 14.4%

Wells Fargo Advantage Money Market Funds
Government - Institutional Class 0.01%(a)	15,873,840	15,873,840
100% Treasury - Service Class 0.00%(a)	52,556	52,556
Total Money Market Funds		15,926,396
Total Investments in Securities (Cost $110,922,379)		110,922,379
Other Liabilities in Excess of Other Assets - 0.0%		(25,015)
Net Assets - 100%		110,897,364
Net Asset Value Per Share		1.00

† Interest rates presented represent the yield to maturity at the date of purchase.
(a) Rate presented represents the annualized 7-day yield at December 31, 2014.

Notes to Schedules of Investments (Unaudited):

(1)	Valuation of Investments

Investments are carried at value determined using the following valuation methods:

•
Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•
Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•	Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

•
The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•	The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•	Money market funds are valued at the quoted net asset value, which is $1.00 per share. Short-term securities are valued at amortized cost, which approximates current value.

•
The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

•
Investment securities held by the Government Money Market Fund are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.

(2)	Significant Accounting Policies Relating to Options and Securities Sold Short

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
The Funds, except for the Government Money Market Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.

(3)	Securities Transactions

Securities transactions are accounted for on the date the securities are purchased or sold (trade date).

The cost of investments is the same for financial reporting and Federal income tax purposes for the Value, Core Plus Income, Short-Intermediate Income, Nebraska Tax-Free Income and Government Money Market Funds.  The cost of investments for Federal income tax purposes for the Partners Value, Partners III, Research, Hickory and Balanced Funds is $781,110,987, $766,151,284, $20,407,833, $333,024,878 and $111,465,460, respectively.

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Partners III	Research	Hickory	Balanced	Core Plus Income	Short- Intermediate Income	Nebraska Tax-Free Income
Appreciation	$357,597,698	$315,157,352	$342,149,681	$4,403,669	$127,714,775	$18,202,149	$59,610	$37,698,364	$2,256,188
Depreciation	(9,576,373)	(11,055,120)	(26,741,772)	(1,037,543)	(15,281,739)	(1,601,347)	(33,211)	(6,606,590)	(26,182)
Net	$348,021,325	$304,102,232	$315,407,909	$3,366,126	$112,433,036	$16,600,802	$26,399	$31,091,774	$2,230,006

(4)	Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at December 31, 2014, include the following:

	Cost of Illiquid and/or Restricted Securities
	Acquisition Date	Partners III	Hickory
Intelligent Systems Corp.	12/03/91	$2,899,379	$-
LICT Corp.	9/09/96	-	2,228,509
Total cost of illiquid and/or restricted securities		$2,899,379	$2,228,509
Value at 12/31/14		$3,654,700	$5,035,050
Percent of net assets at 12/31/14		0.3%	1.1%

(5)	Option Transactions

There were no derivative positions open at December 31, 2014.

(6)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Partners III
Name of Issuer	Number of Shares Held March 31, 2014	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2014	Value Dec. 31, 2014	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$ 3,654,700	$ -	$ -

* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(7)	Concentration of Credit Risk

Approximately 80% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.

(8)	Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the company’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

•
Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values are categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$ 934,568,094	$ -	$ -	$ 934,568,094
Cash equivalents	203,406,437	-	-	203,406,437
Total investments in securities	$1,137,974,531	$ -	$ -	$1,137,974,531

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$ 869,498,376	$ -	$ -	$ 869,498,376
Cash equivalents	215,714,843	-	-	215,714,843
Total investments in securities	$1,085,213,219	$ -	$ -	$1,085,213,219

Partners III
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$1,018,667,600	$ 3,654,700	$ -	$1,022,322,300
Cash equivalents	59,236,893	-	-	59,236,893
Total investments in securities	$1,077,904,493	$ 3,654,700	$ -	$1,081,559,193
Liabilities:
Securities sold short	$(266,929,200)	$ -	$ -	$(266,929,200)

Research
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$ 22,198,263	$ -	$ -	$ 22,198,263
Cash equivalents	1,575,696	-	-	1,575,696
Total investments in securities	$ 23,773,959	$ -	$ -	$ 23,773,959

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$ 364,554,599	$ 5,035,050	$ -	$ 369,589,649
Cash equivalents	75,868,265	-	-	75,868,265
Total investments in securities	$ 440,422,864	$ 5,035,050	$ -	$ 445,457,914

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$ 65,464,147	$ -	$ -	$ 65,464,147
Corporate bonds	-	8,739,180	-	8,739,180
Convertible bonds	-	1,020,000	-	1,020,000
Asset-backed securities	-	501,711	-	501,711
Commercial mortgage-backed
securities	-	527,989	-	527,989
Mortgage-backed securities	-	4,507,646	-	4,507,646
U.S. treasury notes	-	22,418,049	-	22,418,049
Cash equivalents	24,887,540	-	-	24,887,540
Total investments in securities	$ 90,351,687	$ 37,714,575	$ -	$ 128,066,262

Core Plus Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	$ -	$ 2,450,613	$ -	$ 2,450,613
Convertible bonds	-	622,656	-	622,656
Asset-backed securities	-	485,174	-	485,174
Commercial mortgage-backed securities	-	377,268	-	377,268
Mortgage-backed securities	-	351,890	-	351,890
U.S. treasury notes	-	2,608,317	-	2,608,317
Common stocks	147,126	-	-	147,126
Cash equivalents	432,619	-	-	432,619
Total investments in securities	$ 579,745	$ 6,895,918	$ -	$ 7,475,663

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	$ -	$ 524,301,486	$ -	$ 524,301,486
Convertible bonds	-	47,133,062	-	47,133,062
Asset-backed securities	-	34,186,672	-	34,186,672
Commercial mortgage-backed securities	-	58,620,844	-	58,620,844
Mortgage-backed securities	-	400,474,410	-	400,474,410
Taxable municipal bonds	-	4,654,233	-	4,654,233
U.S. treasury and government agency	-	310,446,960	-	310,446,960
Common stocks	30,891,920	-	-	30,891,920
Cash equivalents	25,031,538	-	-	25,031,538
Total investments in securities	$ 55,923,458	$1,379,817,667	$ -	$1,435,741,125

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Municipal bonds	$ -	$ 66,423,892	$ -	$ 66,423,892
Cash equivalents	4,640,420	-	-	4,640,420
Total investments in securities	$ 4,640,420	$ 66,423,892	$ -	$ 71,064,312

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
U.S. treasury	$ 94,995,983	$ -	$ -	$ 94,995,983
Money market funds	15,926,396	-	-	15,926,396
Total investments in securities	$ 110,922,379	$ -	$ -	$ 110,922,379

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the nine months ended December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3.

During the nine months ended December 31, 2014, there were no assets in which significant unobservable inputs (Level 3) were used.

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
             Wallace R. Weitz

             President (Principal Executive Officer)

Date:    February 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Kenneth R. Stoll
             Kenneth R. Stoll

             Principal Financial Officer

Date:    February 6, 2015